COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
EXPENSES:
Voyage expenses, related party	$ 1,437,276	$ 372,037
General and administrative expenses, related party	$ 624,087	$ 326,642